Investments in Joint Ventures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 04, 5018	Jul. 31, 2019	Dec. 24, 2018	Dec. 31, 2017	Apr. 26, 2016	Oct. 04, 2006
Total Assets of the Partnerhip		$ 536,360	$ 538,148	$ 505,488
Profit (loss) of the Partnership		11,722	15,678	123,088
Investments in real estate, net		379,362	371,019
Cash and cash equivalents		73,909	26,607	22,547				$ 4,524
Secured notes payable		89,964	88,925
Deferred costs		707	890
Other liabilities		1,886	1,978
Total liabilities and capital		536,360	538,148
Rental revenue		14,106	14,318	13,883
Total Revenues		23,583	23,756	22,022
Property taxes		2,826	2,941	2,625
Operating expenses		3,333	4,134	4,285
Total cost of operations		18,449	18,000	20,060
Total operating profit		5,134	5,756	1,962
Interest expense		(1,100)	(1,054)	(3,103)
Net loss before tax		14,929	11,784	$ 1,483
Brooksville Total
Total Assets of the Partnerhip		14,347	14,316
Profit (loss) of the Partnership		(78)	(84)
Investments in real estate, net		14,287	14,293
Cash and cash equivalents		55	18
Unrealized rents & receivables		0	0
Secured notes payable		0	0
Deferred costs		5	5
Other liabilities		28	2
Capital		6,820	6,814
Total liabilities and capital		14,347	14,316
BC FRP Realty, LLC Total
Total Assets of the Partnerhip		22,747	22,969
Profit (loss) of the Partnership		(411)	(1,114)
Investments in real estate, net		22,067	22,423
Cash and cash equivalents		90	15
Unrealized rents & receivables		254	220
Secured notes payable		12,370	12,103
Deferred costs		336	311
Other liabilities		123	196
Capital		5,127	5,335
Total liabilities and capital		22,747	22,969
RiverFront Holdings II, LLC Total
Total Assets of the Partnerhip		108,538	88,235
Profit (loss) of the Partnership		(4,573)	(95)
Investments in real estate, net		105,737	87,521
Cash and cash equivalents		2,626	630
Unrealized rents & receivables		13	82
Secured notes payable		64,982	38,564
Deferred costs		162	2
Other liabilities		4,189	6,771
Capital		4,700	5,616
Total liabilities and capital		108,538	88,235
Rental revenue		2,825	0
Revenue - other		233	0
Total Revenues		3,058	0
Depreciation and amortization		2,432	0
Property taxes		331	0
Operating expenses		1,795	95
Total cost of operations		4,558	95
Total operating profit		(1,500)	(95)
Interest expense		(3,073)	0
Net loss before tax		(4,573)	(95)
Bryant Street Partnerships Total
Total Assets of the Partnerhip		173,814	96,477
Profit (loss) of the Partnership		(836)	260
Investments in real estate, net		173,560	95,903
Cash and cash equivalents		111	387
Unrealized rents & receivables		58	158
Secured notes payable		72,471	1,660
Deferred costs		85	29
Other liabilities		22,952	17,183
Capital		19,832	20,155
Total liabilities and capital		173,814	96,477
Rental revenue		0
Revenue - other		5
Total Revenues		5
Depreciation and amortization		184
Property taxes		17
Operating expenses		483
Total cost of operations		684
Total operating profit		(679)
Interest expense		(157)
Net loss before tax		(836)
Hyde Park Total
Total Assets of the Partnerhip		591	3,492
Profit (loss) of the Partnership		0	0
Investments in real estate, net		591	3,492
Cash and cash equivalents		0	0
Unrealized rents & receivables		0	0
Secured notes payable		0	0
Deferred costs		0	0
Other liabilities		0	0
Capital		0	0
Total liabilities and capital		591	3,492
DST Hickory Creek Total
Total Assets of the Partnerhip		47,761	49,369
Profit (loss) of the Partnership		(367)	(168)
Investments in real estate, net		45,379	46,685
Cash and cash equivalents		1,202	1,764
Unrealized rents & receivables		775	446
Secured notes payable		29,291	29,246
Deferred costs		405	474
Other liabilities		107	120
Capital		13,469	14,003
Total liabilities and capital		47,761	49,369
Amber Ridge Total
Total Assets of the Partnerhip		10,026	509
Profit (loss) of the Partnership		0	0
Investments in real estate, net		10,026	509
Cash and cash equivalents		0	0
Unrealized rents & receivables		0	0
Secured notes payable		0	0
Deferred costs		0	0
Other liabilities		0	0
Capital		0	0
Total liabilities and capital		10,026	509
1800 Half Street Total
Total Assets of the Partnerhip		54,275	40,161
Profit (loss) of the Partnership		158	0
Investments in real estate, net		37,452	14,391
Cash and cash equivalents		14,011	25,770
Unrealized rents & receivables		2	0
Secured notes payable		0	0
Deferred costs		2,810	0
Other liabilities		1,953	1,363
Capital		14,856	1,484
Total liabilities and capital		54,275	40,161
Greenville/Woodfield Partnerships Total
Total Assets of the Partnerhip		46,457	19,214
Profit (loss) of the Partnership		182	0
Investments in real estate, net		42,668	1,889
Cash and cash equivalents		3,554	17,325
Unrealized rents & receivables		0	0
Secured notes payable		1,776	0
Deferred costs		235	0
Other liabilities		4,774	1,889
Capital		23,944	1,406
Total liabilities and capital		46,457	19,214
Joint Venture Totals
Total Assets of the Partnerhip		478,556	334,742
Profit (loss) of the Partnership		(5,925)	(1,201)
Investments in real estate, net		451,767	287,106
Cash and cash equivalents		21,649	45,909
Unrealized rents & receivables		1,102	906
Secured notes payable		180,890	81,573
Deferred costs		4,038	821
Other liabilities		34,126	27,524
Capital		88,748	54,813
Total liabilities and capital		478,556	334,742
Apartment Mixed Use Totals
Total Assets of the Partnerhip		430,845	293,456
Investments in real estate, net		404,796	246,389
Cash and cash equivalents		21,504	45,876
Unrealized rents & receivables		848	686
Secured notes payable		168,520	69,470
Deferred costs		3,697	505
Other liabilities		33,975	27,326
Capital		76,801	42,664
Total liabilities and capital		$ 430,845	$ 293,456
Brooksville
Ownership percent		50.00%	50.00%							50.00%
Total Investment		$ 7,499	$ 7,449
Profit (loss) of the Partnership		(39)	(42)
Capital		$ 7,499	$ 7,500
BC FRP Realty, LLC
Ownership percent		50.00%	50.00%						50.00%
Total Investment		$ 5,184	$ 5,391
Profit (loss) of the Partnership		(207)	(591)
Capital		$ 5,127	$ 5,335
RiverFront Holdings II, LLC
Ownership percent		80.00%	80.00%		80.00%
Total Investment		$ 23,533	$ 25,975
Profit (loss) of the Partnership	[1]	(3,907)	(871)
Capital		34,667	37,284
Rental revenue		2,260	0
Revenue - other		186	0
Total Revenues		2,446	0
Depreciation and amortization		1,946	0
Property taxes		265	0
Operating expenses		1,435	76
Total cost of operations		3,646	76
Total operating profit		(1,200)	(76)
Interest expense		(2,707)	(795)
Net loss before tax		$ (3,907)	$ (871)
Bryant Street Partnerships
Ownership percent		61.36%	61.36%				61.36%
Total Investment		$ 60,159	$ 58,353
Profit (loss) of the Partnership	[1]	(2,130)	(573)
Capital		58,559	57,479
Rental revenue		0
Revenue - other		3
Total Revenues		3
Depreciation and amortization		113
Property taxes		10
Operating expenses		297
Total cost of operations		420
Total operating profit		(417)
Interest expense		(1,713)
Net loss before tax		(2,130)
Hyde Park
Total Investment		591	3,492
Profit (loss) of the Partnership		0	0
Capital		$ 591	$ 3,492
DST Hickory Creek
Ownership percent		26.65%	26.65%			26.65%
Total Investment		$ 6,000	$ 6,000
Profit (loss) of the Partnership		339	123
Capital		4,894	6,000
Amber Ridge
Total Investment		10,026	509
Profit (loss) of the Partnership		0	0
Capital		$ 10,026	$ 509
1800 Half Street
Ownership percent		61.37%	59.73%
Total Investment		$ 37,875	$ 37,314
Profit (loss) of the Partnership		164	0
Capital		$ 37,466	$ 37,314
Greenville/Woodfield Partnerships
Ownership percent		40.00%	40.00%
Total Investment		$ 16,204	$ 15,919
Profit (loss) of the Partnership		90	0
Capital		15,963	15,919
Joint Venture Company Share
Total Investment		167,071	160,452
Profit (loss) of the Partnership		(5,690)	(1,954)
Capital		174,792	170,832
Apartment Mixed Use FRP
Capital		$ 151,549	$ 153,996

[1]	RiverFront Holdings II, LLC includes $286,000 in 2020 and $788,000 in 2019 for the Company's share of preferred interest. Bryant Street Partnerships includes $1,146,000 in 2020 and $444,000 in 2019 for the Company's share of preferred interest and $471,000 in 2020 and $373,000 in 2019 for amortization of guarantee liability related to the Bryant Street loan.